Lease Obligations and Commitments (Details) - Schedule of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Liabilities Abstract
Lease liabilities recognized at beginning	$ 367,884	$ 641,251
Lease payments made	(260,184)	(251,383)
Interest expense on lease liabilities	20,860	39,836
Lease liabilities, Total	128,560
Less: current portion	(128,560)
At December 31, 2022 – non-current portion	$ 0	367,884
Foreign exchange adjustment		$ (61,820)